Basis of presentation and statement of compliance	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of presentation and statement of compliance	Basis of presentation and statement of complianceBasis of preparation
The interim condensed consolidated financial statements as of June 30, 2025 and for the six-months period ended June 30, 2025 and June 30, 2024 and the related notes (together, the “interim condensed consolidated financial statements”) have been prepared under the responsibility of the management of the Company in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The interim condensed consolidated financial statements were closed by the Chief Executive Officer, approved and authorized by the Board of Directors on September 16, 2025 upon recommendation of the Audit Committee on September 11, 2025.
They have been prepared in accordance with IAS 34, ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (“IASB”), as adopted by the European Union (EU). For the presented periods, the differences between IFRS as issued by IASB and IFRS adopted by EU had no impact on the interim condensed consolidated financial statements.
The general accounting conventions were applied in accordance with the underlying assumptions, namely (i) going concern, (ii) permanence of accounting methods from one year to the next and (iii) independence of financial years, and in conformity with the general rules for the preparation and presentation of consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”). The interim condensed consolidated financial statements do not include all disclosures required for annual financial statements and should therefore be read in conjunction with the consolidated financial statements as of and for the year ended December 31, 2024.
The results of the operations for the six months ended June 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any other interim period or for any year in the future.
Except for number of shares and per share amounts, all amounts are expressed in thousands of euros, unless stated otherwise. Some amounts may be rounded for the calculation of financial information contained in the interim condensed consolidated financial statements. Accordingly, the totals in some tables may not be the exact sum of the preceding figures.
Use of judgments and estimates
The preparation of financial statements in accordance with IFRS requires the Company to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period.
These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The estimates and judgments which are mainly used by the Company are detailed in note 2.w) of the appendix to the consolidated financial statements as of December 31, 2024 filed with SEC (20-F) on April 30, 2025. As of June 30, 2025, the Company has not identified any other significant estimates and judgments that could have an impact on the consolidated financial statements.
Recently issued accounting standards and interpretations
Application of the following amended standards is mandatory for the first time for the financial period beginning on January 1, 2025 and, as such, they have been adopted by the Company:
•Amendment to IAS 21 : Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability;
These amended standards have no impact on the interim condensed consolidated financial statements.

The following new standards, amendments to existing standards and interpretations have been published but are not applicable in 2025 or have not yet been adopted by the European Union, and have not been applied early:
•IFRS 18 : Presentation of financial statements;
•Amendment to IFRS 9 : Classification and Measurement of Financial Instruments;
•Amendments to IFRS 7 and IFRS 9: Clarification on Nature-dependent electricity contracts.
These standards have not been early applied. Impact studies relating to the application of IFRS 18 and the IFRS 9 Amendment on the classification of financial instruments are in progress.
The accounting rules and valuation principles applied for the financial statements at June 30, 2025 are the same as those applied at December 31, 2024 .
Translation of transactions denominated in foreign currency
Foreign currency transactions are translated into the functionnal currency using the following exchange rates:

	June 30, 2025		December 31, 2024		June 30, 2024
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	1.0930	1.1720	1.0824	1.0389	1.0821	1.0705